SUMMARY OF DETAILED SEGMENT INFORMATION (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense	$ 1,182,413	$ 38,864	[1]
Operating expense	50,222,196	6,925,942	[1]
Education [member]
IfrsStatementLineItems [Line Items]
Operating expense	667,217	0
Campus [member]
IfrsStatementLineItems [Line Items]
Operating expense	515,197	38,864
Cost of sales [member] | Education [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense	577,998	426,740
Cost of sales [member] | Campus [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense	$ 590,228	$ 1,109,309

[1]	Restatement details in Note 2